As filed with the Securities and Exchange Commission on May 7, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07737

                               THE PURISIMA FUNDS
                               ------------------
               (Exact name of registrant as specified in charter)

                               13100 SKYLINE BLVD.
                               -------------------
                           WOODSIDE, CALIFORNIA 94062
                           --------------------------
               (Address of principal executive offices) (Zip code)

                         U.S. BANCORP FUND SERVICES, LLC
                         -------------------------------
                       2020 EAST FINANCIAL WAY, SUITE 100
                       ----------------------------------
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)

                                 (650) 851-3334
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2004
                         ---------------

Date of reporting period:  FEBRUARY 29, 2004
                           -----------------

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ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

Semi-Annual report February 29, 2004.

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The Purisima Funds
--------------------------------------------------------------------------------
Semi-Annual Report (unaudited)
February 29, 2004
The Purisima Total Return Fund
The Purisima Pure American Fund
The Purisima Pure Foreign Fund
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          TABLE OF CONTENTS
            A Letter to Our Shareholders                             2
            Schedule of Investments
              Total Return Fund                                      6
              Pure American Fund                                    10
              Pure Foreign Fund                                     14
            Statements of Assets and Liabilites                     18
            Statements of Operations                                19
            Statement of Changes in Net Assets
              Total Return Fund                                     20
              Pure American Fund                                    21
              Pure Foreign Fund                                     22
            Financial Highlights
              Total Return Fund                                     23
              Pure American Fund                                    24
              Pure Foreign Fund                                     25
            Notes to Financial Statements                           26
            Other Information                                       32
            Privacy Notice                                          34

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INVESTMENT OBJECTIVES

Purisima Total Return Fund
Seeks to provide investors with a high level of total return by considering both domestic and foreign securities.

Purisima Pure American Fund
Seeks to provide investors with a high level of total return, while concentrating its holdings in U.S. securities.

Purisima Pure Foreign Fund
Seeks to provide investors with a high level of total return, while concentrating its holdings in securities outside the U.S.



Each Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Funds will not accept your account if you are investing for another person as attorney-in-fact. The Funds also will not accept accounts with a "Power of Attorney" in the registration section of the Purchase Application.

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A LETTER TO OUR SHAREHOLDERS

We are pleased to bring you the semi-annual report for the Purisima Funds for the six-month period ended February 29, 2004. During the reporting period, the primary investment objective of the Funds remained achieving high total return for shareholders.

MARKET OVERVIEW AND OUTLOOK:

Equity markets rose sharply during the period as a broad-based pickup in global economic activity became apparent and corporate earnings continued to exceed expectations. Each of the Funds remained fully invested in equities during the period, benefiting from our bullish posture.

Early in calendar year 2003, we predicted that accommodative monetary policy, benign interest rates, decreasing risk aversion tied to geopolitical events, global economic recovery and favorable valuations would lead to a major rally in global equity markets. Indeed, stock prices began rising in March, accelerated toward the end of 2003, and finished strongly in the last two months of the reporting period.

Economically sensitive sectors continued to lead in general, although technology shares lagged during the period after posting significant out-performance earlier in 2003. Small cap continued to outperform large cap in the US and in most other major markets. Foreign markets did better than the US in dollar terms.

Regionally, Japan rallied strongly early in the period, led by financials, but lagged in more recent months. Driven by continuing structural reforms, the European markets posted the strongest returns in the period along with the UK, boosted largely by currency effects.

Looking ahead, we remain optimistic about both U.S. and foreign equities, although not to the extent we have been in recent periods. There are several reasons we expect above average gains in the remainder of 2004:

     o Consensus estimates this year are for "average returns" in the 0-15% range. Because the market discounts current expectations, it is unlikely the consensus return will occur. This means the actual return will most likely be either negative or up a lot. We think there are too many positive surprise factors ahead to make a negative year likely.

     o We expect GDP growth to exceed expectations. The combination of forces driving strong economic and corporate performance in the last six months should continue to provide upside surprise to already strong forecasts.

     o Short-term interest rates will remain benign and global yield curves will remain steep. Almost uniformly, forecasters around the world expect interest rates to rise in 2004. Whenever the marketplace uniformly leans in one direction, prices


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          often head the other way or do not move at all. On the short end of yield curves, we feel most major central banks will remain wary of raising rates while the economic recovery is young and inflationary pressures remain benign. In the U.S., The Federal Reserve will be loath to act prior to the November elections for fear of appearing to interfere. Low rates and a steep yield curve should promote stronger economic growth and keep stocks attractive versus alternative investments.


     o Recent financial industry scandals should prove bullish as anxiety concerning them eases. Bull markets love to climb a wall of worry. As the source of specific anxieties is lifted, marginal buyers re-enter the market pushing prices higher. The recent mutual fund scandals are but one source of anxiety that we believe will soon be seen as "problem solved" by the public.

     o Re-election years are good for the U.S. stock market. Our analysis tells us that President Bush will most likely be re-elected. If this is the case, the market will respond favorably as re-election removes the uncertainty that comes with a new person occupying the White House. Even if he is defeated, the U.S. market has historically delivered positive returns an overwhelming majority of the time in the fourth year of a president's term.

     o Geopolitical risk should continue to wane. We expect more countries to follow the Libya example and willingly dismantle their weapons of mass destruction programs. Terrorism will not go away, but the real issue is whether terrorists will gain access to WMD. As that risk diminishes, markets will benefit.

There are a few commonly mentioned factors we think are worth noting that we do not believe will affect stock prices materially. While the developing situation in Iraq will continue to be in the headlines, we do not believe it will have a great impact on the market. Widely covered news stories are discounted into pricing and have no surprise power. Many are also concerned about the U.S. current account deficit. The deficit has been a function of the U.S. having a shortage of adequate savings to fund its economic growth over the last two decades. We view this as a positive, not a negative. Without the imported capital, internal investment opportunities would have been lost. Our research concludes that the U.S. government budget deficit is also not predictive of future stock market returns.

During the period, we maintained relative overweights to cyclical sectors sensitive to an economic recovery. For right now, we believe this focus remains appropriate and will help generate outperformance. Materials companies should continue to benefit from economic recovery and will discount any future inflation pick-up in higher stock prices before it hits. Corporate spending has just begun to pick up. As more firms complete necessary software and equipment upgrades, leading technology firms should prosper.

In similar fashion, the Funds maintain a modest bias toward smaller cap stocks. Small caps tend to outperform in the early phase of a bull market. In the Pure Foreign and Total Return Funds, we are maintaining overweights in Continental Europe and

                                                                               3
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underweights in the U.K. and Japan. The U.K. did not experience a recessionary period and we do not believe growth there will be as robust due to relatively tight monetary policy. Japan is making only timid progress with its troubled banking system and many problems remain. We do not believe true reform is happening quickly enough. On the other hand, France has initiated policy reducing benefits to the long-term unemployed, and Germany continues to overhaul labor laws and cut taxes. These are bullish signals.

TOTAL RETURN FUND SUMMARY

The Total Return Fund performances for the six month period, one year, five years and since inception were 15.41%, 43.30%, 4.79% and 10.36%, respectively, as compared to the performances of the MSCI World Index of 18.75%, 44.36%, -0.01% and 5.55%, respectively.1 The Total Return Fund participated in the market rally but trailed the MSCI World Index as an overweight to technology to the U.S. decline during the period. We still believe these exposures are appropriate and remain committed to the belief they will add value in the coming months.

PURE AMERICAN FUND SUMMARY

The Pure American Fund performances for the six month period, one year, five years and since inception were 12.35%, 36.27%, 2.79% and 7.09%, respectively, as compared to the performances of the S&P 500 Index of 14.59%, 38.52%, -0.12% and 3.69%, respectively.1 The Pure American Fund lagged the S&P 500 for the period, largely because of an overweight in technology stocks. Holdings within the sector include market leaders, and we expect they will lead the portfolio to higher relative returns in the next period.

PURE FOREIGN FUND SUMMARY

The Pure Foreign Fund performances for the six month period, one year, five years and since inception were 21.98%, 53.58%, 12.23% and 14.60%, respectively, as compared to the performances of the MSCI EAFE Index of 25.22%, 53.58%, 1.23% and 4.18%, respectively,/1/ as foreign markets led the way during the period. The Pure Foreign Fund slightly trailed the MSCI EAFE Index for the period. That Index enjoyed a higher weight in Japanese financials, which rallied strongly in the first month of the period. After that, the Fund outperformed the index and benefited from overweights to Europe and cyclical sectors such as materials.

CLOSING REMARKS

We expect another strong year for global equity markets. Much of what we forecast at the outset of 2003 developed in the latter half of the year. The markets gained momentum and the most recent period witnessed strong gains both domestically and in foreign markets. The Funds all participated in this move.


/1/ The performance data for the Funds quoted above represent past performance, and current performance may be lower or higher than the performance data quoted. Past performance does not guarantee future results. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

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The posture of the portfolio compositions remains largely unchanged. Many of the themes we envisioned from last year are still of consequence, and we feel confident they will add value in the coming months. Cyclical sectors leveraged to global economic recovery should witness relatively higher returns. We maintain overweights in these areas by owning quality companies with competitive advantages to their peers.

It is possible the outlook for equities could become more cloudy looking into 2005, but for now we are looking forward to another good year and believe the Funds are well positioned to add value beyond what should already be a rewarding market environment.

Thank you for your continued interest and support.

Sincerely,

/s/ Kenneth L. Fisher

Kenneth L. Fisher
Chairman and Chief Investment Officer
Fisher Investments, Inc.

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. The MSCI Whole World Index is a broad based unmanaged capitalization-weighted stock index that includes all major world stock markets. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The MSCI EAFE Index consists of the Morgan Stanley World Index components without the United States and Canada. One cannot invest directly in an index.

Mutual fund investing involves risk of loss. Principal loss is possible. Foreign investing involves special risks, including a greater volatility and political, economic and currency risks and differences in accounting methods.

This material must be preceded or accompanied by a prospectus. Please read it carefully before you invest or send money.

Purisima Securities, LLC, Distributor, 02/04

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SCHEDULE OF INVESTMENTS
PURISIMA TOTAL RETURN FUND
FEBRUARY 29, 2004 (UNAUDITED)

SHARES                                                                  VALUE
================================================================================

COMMON STOCKS: 99.1%

AEROSPACE/DEFENSE EQUIPMENT: 2.1%
      47,100     Lockheed Martin Corp.                              $  2,179,788
      46,600     United Technologies Corp.                             4,292,326
                                                                    ------------
                                                                       6,472,114
                                                                    ------------

AUTOMOTIVE: 2.8%
      65,800     DaimlerChrysler AG                                    2,956,394
     246,000     Nissan Motor Co. Ltd. - ADR                           5,448,900
                                                                    ------------
                                                                       8,405,294
                                                                    ------------

BANKING: 14.5%
     437,100     Banco Santander Central - ADR                         5,083,473
      94,700     Barclays Plc - ADR                                    3,489,695
      39,500     Comerica, Inc.                                        2,272,830
     168,500     Credit Suisse Group - ADR                             6,172,155
      52,000     HSBC Holdings Plc - ADR                               4,251,000
     432,500     Mitsubishi Tokyo Finance - ADR*                       3,373,500
      20,000     National Australia Bank Ltd. - ADR                    2,396,000
      66,775     National City Corp.                                   2,383,867
     126,996     San Paolo - IMI SpA - ADR                             3,298,086
      38,100     SunTrust Banks, Inc.                                  2,755,011
      47,800     UBS AG                                                3,537,678
     118,300     Washington Mutual, Inc.                               5,316,402
                                                                    ------------
                                                                      44,329,697
                                                                    ------------

BIOMEDICINE: 0.5%
      24,000     Amgen, Inc.*                                          1,524,720
                                                                    ------------

BIOTECHNOLOGY: 0.6%
      16,000     Genentech, Inc.*                                      1,726,240
                                                                    ------------

CHEMICALS: 2.4%
      87,225     Rohm & Haas Co.                                       3,467,194
      69,100     BASF AG - ADR                                         3,694,086
                                                                    ------------
                                                                       7,161,280
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

COMPUTERS: 3.5%
     119,200     Dell Computer Corp.*                               $  3,891,880
     110,400     Electronic Data Systems Corp.                         2,114,160
     330,100     EMC Corp.*                                            4,727,032
                                                                    ------------
                                                                      10,733,072
                                                                    ------------

ELECTRICAL EQUIPMENT: 3.6%
      71,700     General Electric Co.                                  2,331,684
      79,800     Hitachi Ltd. - ADR                                    5,226,900
     240,700     Matsushita Electric Industries Co., Ltd. - ADR        3,490,150
                                                                    ------------
                                                                      11,048,734
                                                                    ------------

FINANCIAL SERVICES: 4.2%
     137,771     ING Groep N.V. - ADR                                  3,387,789
      71,600     Lehman Brothers Holdings, Inc.                        6,208,436
     200,000     Nomura Holdings, Inc. - ADR                           3,192,000
                                                                    ------------
                                                                      12,788,225
                                                                    ------------

FOODS: 1.1%
     155,800     Sara Lee Corp.                                        3,399,556
                                                                    ------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT: 1.0%
      75,100     Sony Corp. - ADR                                      3,074,594
                                                                    ------------

HOUSEHOLD PRODUCTS: 1.8%
      47,700     Kimberly-Clark Corp.                                  3,085,236
      24,600     Procter & Gamble Co.                                  2,521,746
                                                                    ------------
                                                                       5,606,982
                                                                    ------------

INSURANCE: 4.9%
      94,900     Allstate Corp.                                        4,330,287
      41,544     American International Group, Inc.                    3,074,256
     180,800     Axa S.A. - ADR                                        4,176,480
      73,300     Marsh & McLennan Co.                                  3,517,667
                                                                    ------------
                                                                      15,098,690
                                                                    ------------

MACHINERY: 2.1%
      84,600     Caterpillar, Inc.                                     6,408,450
                                                                    ------------

MEDIA: 4.3%
      40,000     Gannett Co., Inc.                                     3,450,800
     119,300     News Corporation Ltd. - ADR                           4,467,785
     201,900     Walt Disney Co.                                       5,356,407
                                                                    ------------
                                                                      13,274,992
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

MEDICAL INSTRUMENTS: 2.0%
      92,200     Guidant Corp.*                                     $  6,282,508
                                                                    ------------

MINING: 1.9%
      53,400     Rio Tinto Plc - ADR                                   5,868,660
                                                                    ------------

MISCELLANEOUS MANUFACTURING: 7.1%
     164,200     Alcoa, Inc.                                           6,152,574
      55,200     Illinois Tool Works                                   4,389,504
     195,000     Lafarge S.A. - ADR*                                   4,243,200
      87,800     Siemens AG - ADR                                      6,830,840
                                                                    ------------
                                                                      21,616,118
                                                                    ------------

OIL & GAS: 7.1%
      77,000     Anadarko Petroleum Corp.                              3,946,250
     124,900     Baker Hughes, Inc.                                    4,698,738
      49,600     ConocoPhillips                                        3,415,952
     107,600     Royal Dutch Petroleum Co. - ADR                       5,335,884
      49,357     Total Fina S.A. - ADR                                 4,540,350
                                                                    ------------
                                                                      21,937,174
                                                                    ------------

PAPER & FOREST PRODUCTS: 1.4%
      93,300     International Paper Co.                               4,129,458
                                                                    ------------

PHARMACEUTICALS: 6.1%
      84,000     Astrazeneca Plc - ADR                                 4,084,080
      52,276     Aventis - ADR                                         4,038,321
      77,400     GlaxoSmithKline Plc - ADR                             3,298,788
      57,100     Johnson & Johnson                                     3,078,261
      42,200     Merck & Co., Inc.                                     2,028,976
      48,900     Novartis AG - ADR                                     2,158,935
                                                                    ------------
                                                                      18,687,361
                                                                    ------------

RETAIL: 4.9%
     126,900     Albertson's, Inc.                                     3,139,506
      94,600     Costco Wholesale Corp.*                               3,682,778
     175,000     Gap, Inc.                                             3,640,000
      81,200     Lowe's Companies, Inc.                                4,547,200
                                                                    ------------
                                                                      15,009,484
                                                                    ------------

SEMICONDUCTORS: 4.5%
     177,500     Intel Corp.                                           5,188,325
     111,200     KLA-Tencor Corp.*                                     5,871,360
     179,500     Micron Technology, Inc.*                              2,699,680
                                                                    ------------
                                                                      13,759,365
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

SOFTWARE: 5.0%
     108,400     First Data Corp.                                   $  4,442,232
     104,200     Microsoft Corp.                                       2,761,300
     365,800     Oracle Corp.*                                         4,711,504
     263,000     Siebel Systems, Inc.*                                 3,434,780
                                                                    ------------
                                                                      15,349,816
                                                                    ------------

TELECOMMUNICATIONS: 4.7%
      59,700     Alltel Corp.                                       $  3,092,460
     155,350     Bellsouth Corp.                                       4,281,446
     103,600     BT Group Plc - ADR                                    3,487,176
      73,561     Telefonica S.A. - ADR                                 3,619,937
                                                                    ------------
                                                                      14,481,019
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT: 1.0%
     147,100     Nokia Corp. - ADR                                     3,202,367
                                                                    ------------

TRANSPORTATION: 1.2%
      53,900     Fedex Corp.                                           3,701,852
                                                                    ------------

UTILITIES: 2.8%
      93,400     Duke Energy Corp.                                     2,051,064
      47,500     E. ON AG - ADR                                        3,234,750
      85,700     Enel SpA - ADR                                        3,329,445
                                                                    ------------
                                                                       8,615,259
                                                                    ------------

TOTAL COMMON STOCKS
   (cost $264,345,522)                                               303,693,081
                                                                    ------------

SHORT-TERM INVESTMENT: 0.9%
   2,732,768     SEI Daily Income Trust Government Class B             2,732,768
                 (cost $2,732,768)                                  ------------


TOTAL INVESTMENTS IN SECURITIES
(cost $267,078,290):  100.0%                                         306,425,849
Other Assets less Liabilities:  0.0%                                     126,444
                                                                    ------------

NET ASSETS: 100.0%                                                  $306,552,293
                                                                    ============

ADR - American depositary receipt.
* Non-income producing security.

                 See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS
PURISIMA PURE AMERICAN FUND
FEBRUARY 29, 2004 (UNAUDITED)

SHARES                                                                  VALUE
================================================================================

COMMON STOCKS: 98.7%

AEROSPACE/DEFENSE EQUIPMENT: 2.8%
         450     Lockheed Martin Corp.                              $     20,826
         650     Northrop Grumman Corp.                                   65,721
                                                                    ------------
                                                                          86,547
                                                                    ------------

BANKING: 8.3%
         800     Bank of America Corp.                                    65,536
         900     Banknorth Group, Inc.                                    29,997
         900     Comerica, Inc.                                           51,786
       2,250     National City Corp.                                      80,325
         500     UnionBanCal Corp.                                        26,955
                                                                    ------------
                                                                         254,599
                                                                    ------------

CONSUMER PRODUCTS: 4.3%
       1,000     Clorox Co. (The)                                         49,060
         775     Coca Cola Co. (The)                                      38,719
         625     Nike, Inc. - Class B                                     45,781
                                                                    ------------
                                                                         133,560
                                                                    ------------

CHEMICALS: 2.2%
       1,700     Rohm & Haas Co.                                          67,575
                                                                    ------------

COMPUTER COMPONENTS & SOFTWARE: 7.3%
       2,300     BMC Software, Inc.*                                      45,080
       3,175     Cisco Systems, Inc.*                                     73,342
       1,200     Microsoft Corp.                                          31,800
       3,400     Siebel Systems, Inc.*                                    44,404
       1,000     Veritas Software Corp.*                                  30,420
                                                                    ------------
                                                                         225,046
                                                                    ------------

COMPUTERS: 7.1%
       1,100     Dell Computer Corp.*                                     35,915
       1,650     Electronic Data Systems Corp.                            31,598
       3,600     EMC Corp.*                                               51,552
         600     IBM Corp.                                                57,900
       7,500     Sun Microsystems, Inc.*                                  40,050
                                                                    ------------
                                                                         217,015
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

DIVERSIFIED COMMERCIAL SERVICES: 1.0%
         700     Cintas Corp.                                       $     29,897
                                                                    ------------

ELECTRICAL EQUIPMENT: 4.2%
       1,400     General Electric Co.                                     45,528
       1,450     Johnson Controls, Inc.                                   84,564
                                                                    ------------
                                                                         130,092
                                                                    ------------

ELECTRONICS: 1.3%
       6,300     Solectron Corp.*                                         40,257
                                                                    ------------

FINANCIAL SERVICES: 7.5%
       1,166     Citigroup, Inc.                                          58,603
         425     Lehman Brothers Holdings, Inc.                           36,852
         900     Merrill Lynch & Co., Inc.                                55,089
       1,500     T. Rowe Price Group, Inc.                                78,885
                                                                    ------------
                                                                         229,429
                                                                    ------------

FOODS: 1.8%
       2,500     Sara Lee Corp.                                           54,550
                                                                    ------------

HEALTH CARE EQUIPMENT: 1.7%
       1,150     Medtronic, Inc.                                          53,935
                                                                    ------------

HOUSEHOLD PRODUCTS: 1.6%
         475     Procter & Gamble Co.                                     48,692
                                                                    ------------

INSURANCE: 4.3%
         487     American International Group                             36,038
          19     Berkshire Hathaway, Inc. - Class B*                      59,527
         800     Safeco Corp.                                             36,000
                                                                    ------------
                                                                         131,565
                                                                    ------------
MACHINERY: 2.4%
         975     Caterpillar, Inc.                                        73,856
                                                                    ------------

MEDIA: 1.8%
       2,100     Walt Disney Co.                                          55,713
                                                                    ------------

MISCELLANEOUS MANUFACTURER: 3.0%
       1,200     3M Co.                                                   93,624
                                                                    ------------

OFFICE SUPPLIES: 1.2%
       1,400     Staples, Inc.*                                           36,708
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

OIL & GAS: 6.9%
         575     ChevronTexaco Corp.                                $     50,801
         925     ConocoPhillips                                           63,705
       1,400     Ensco International, Inc.                                41,118
       1,350     Exxon Mobil Corp.                                        56,930
                                                                    ------------
                                                                         212,554
                                                                    ------------

PAPER & FOREST PRODUCTS: 2.1%
       1,450     International Paper Co.                                  64,177
                                                                    ------------

PHARMACEUTICALS: 5.5%
         750     Johnson & Johnson                                        40,433
         700     Lilly (Eli) & Co.                                        51,758
         950     Merck & Co., Inc.                                        45,676
         800     Wyeth                                                    31,600
                                                                    ------------
                                                                         169,467
                                                                    ------------

RESTAURANTS: 1.9%
       2,100     McDonald's Corp.                                         59,430
                                                                    ------------

RETAIL: 4.3%
         925     Costco Wholesale Corp.*                                  36,010
         800     Federated Department Stores                              41,896
       2,700     Limited Brands                                           53,325
                                                                    ------------
                                                                         131,231
                                                                    ------------

SEMI-CONDUCTORS: 5.3%
       2,500     Intel Corp.                                              73,075
         625     KLA-Tencor Corp.*                                        33,000
       3,800     Micron Technology, Inc.*                                 57,152
                                                                    ------------
                                                                         163,227
                                                                    ------------

TELECOMMUNICATIONS: 2.7%
       1,400     BellSouth Corp.                                          38,584
       1,300     Scientific-Atlanta, Inc.                                 43,030
                                                                    ------------
                                                                          81,614
                                                                    ------------

TRANSPORTATION: 4.4%
       2,200     Burlington Northern Santa Fe Corp.                       70,796
         950     Fedex Corp.                                              65,246
                                                                    ------------
                                                                         136,042
                                                                    ------------

UTILITIES: 1.8%
       1,800     Southern Co.                                             54,576
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

TOTAL COMMON STOCKS
   (cost $2,741,042)                                                   3,034,978
                                                                    ------------

SHORT-TERM INVESTMENT: 1.2%
      38,146     SEI Daily Income Trust Government Class B
                   (cost $38,146)                                         38,146
                                                                    ------------

TOTAL INVESTMENTS IN SECURITIES
  (cost $2,779,188): 99.9%                                             3,073,124
Other Assets less Liabilities: 0.1%                                        1,730
                                                                    ------------
NET ASSETS: 100.0%                                                  $  3,074,854
                                                                    ============

*    Non-income producing security.

                 See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS
PURISIMA PURE FOREIGN FUND
FEBRUARY 29, 2004 (UNAUDITED)

SHARES                                                                  VALUE
================================================================================

COMMON STOCKS: 98.4%

AUSTRALIA: 5.7%
       5,100     BHP Billiton Ltd. - ADR                            $     97,461
         350     National Australia Bank Ltd. - ADR                       41,930
       1,300     News Corp. Ltd. - ADR                                    48,685
                                                                    ------------
                                                                         188,076
                                                                    ------------

FINLAND: 1.1%
       1,700     Nokia Corp. - ADR                                        37,009
                                                                    ------------

FRANCE: 12.2%
         600     Aventis S.A. - ADR                                       46,350
       3,650     Axa S.A. - ADR                                           84,315
       1,000     Dassault Systemes S.A. - ADR                             44,140
       1,850     Groupe Danone - ADR                                      64,972
       1,100     Publicis Groupe - ADR*                                   38,313
       1,347     Total Fina S.A. - ADR                                   123,911
                                                                    ------------
                                                                         402,001
                                                                    ------------

GERMANY: 10.3%
         850     BASF AG - ADR                                            45,441
       2,050     DaimlerChrysler AG                                       92,106
       3,100     Infineon Technologies AG                                 43,710
       1,500     SAP AG - ADR                                             59,400
       1,250     Siemens AG - ADR                                         97,250
                                                                    ------------
                                                                         337,907
                                                                    ------------

ITALY: 4.4%
       1,850     Enel SpA - ADR                                           71,872
         690     Telecom Italia SpA - ADR*                                21,838
       2,006     San Paolo - IMI SpA - ADR                                52,096
                                                                    ------------
                                                                         145,806
                                                                    ------------

JAPAN: 17.8%
       1,200     Canon, Inc. - ADR                                        58,980
       1,475     Hitachi Ltd. - ADR                                       96,612
         600     Kyocera Corp. - ADR                                      44,160
       5,900     Matsushita Electric Industrial Co., Ltd. - ADR           85,550
       1,050     Millea Holdings, Inc. - ADR                              67,683
       3,600     Komatsu Ltd. - ADR                                       87,512
       2,900     Nissan Motor Co. Ltd. - ADR                              64,235
       1,975     Sony Corp. - ADR                                         80,856
                                                                    ------------
                                                                         585,588
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

NETHERLANDS: 9.6%
       3,370     ABN Amro Holding N.V. - ADR                        $     78,353
       1,350     Akzo Nobel N.V. - ADR                                    52,448
       2,206     ING Groep N.V. - ADR                                     54,246
       1,525     Royal Dutch Petroleum Co. - ADR                          75,625
       2,500     TPG N.V. - ADR                                           55,075
                                                                    ------------
                                                                         315,747
                                                                    ------------

NORWAY: 2.6%
       1,200     Norsk Hydro A/S - ADR                                    86,832
                                                                    ------------

PORTUGAL: 1.6%
       4,532     Portugal Telecom S.A. - ADR                              51,257
                                                                    ------------

SPAIN: 6.9%
       3,900     Banco Bilbao Vizcaya Argentaria S.A. - ADR               53,859
       6,375     Banco Santander Central Hispano S.A. - ADR               74,141
       2,100     Repsol S.A. - ADR                                        43,239
       1,101     Telefonica S.A. - ADR                                    54,180
                                                                    ------------
                                                                         225,419
                                                                    ------------

SWEDEN: 3.4%
       3,550     Volvo AB - ADR                                          112,677
                                                                    ------------

SWITZERLAND: 5.2%
       1,000     Novartis AG - ADR                                        44,150
       1,700     UBS AG - ADR                                            125,817
                                                                    ------------
                                                                         169,967
                                                                    ------------

UNITED KINGDOM: 17.6%
       1,800     Abbey National Plc - ADR                                 32,850
         500     AstraZeneca Plc - ADR                                    24,310
       1,900     Barclays Plc - ADR                                       70,015
         500     BP Plc - ADR                                             24,600
       1,300     BT Group Plc - ADR                                       43,758
       3,050     Cadbury Schweppes Plc - ADR                             103,304
         550     GlaxoSmithKline Plc - ADR                                23,441
       1,000     HSBC Holdings Plc - ADR                                  81,750
         700     National Grid Group - ADR                                28,420
       1,025     Rio Tinto Plc - ADR                                     112,648
         600     Signet Group Plc - ADR                                   33,727
                                                                    ------------
                                                                         578,823
                                                                    ------------

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SHARES                                                                  VALUE
================================================================================

TOTAL COMMON STOCKS
(cost $2,712,762)                                                   $  3,237,109
                                                                    ------------

SHORT TERM INVESTMENT: 1.6%
      51,531     SEI Daily Income Trust Government Class B                51,531
                   (cost $51,531)                                   ------------


TOTAL INVESTMENTS IN SECURITIES
(cost $2,764,293): 100.0%                                              3,288,640
Other Assets less Liabilities: 0.0%                                          797
                                                                    ------------
NET ASSETS: 100.0%                                                  $  3,289,437
                                                                    ============


ADR - American depositary receipt.

* Non-income producing security.

                 See accompanying Notes to Financial Statements.

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SCHEDULE OF INVESTMENTS BY INDUSTRY
PURISIMA PURE FOREIGN FUND
FEBRUARY 29, 2004 (UNAUDITED)

                                                                    % OF
INDUSTRY                                                         NET ASSETS
================================================================================

Advertising                                                             1.1%
Automobile Manufacturers                                                8.2%
Banking                                                                18.6%
Chemicals                                                               3.0%
Electric                                                                6.0%
Electronics                                                             2.7%
Foods                                                                   5.1%
Home Furnishings                                                        5.0%
Insurance                                                               6.3%
Machinery                                                               2.6%
Media                                                                   1.5%
Mining                                                                  6.4%
Miscellaneous Manufacturing                                             3.0%
Office/Business Equipment                                               1.8%
Oil & Gas                                                              10.8%
Pharmaceuticals                                                         4.2%
Retail                                                                  1.0%
Software                                                                3.1%
Telecommunications                                                      6.3%
Transportation                                                          1.7%
                                                               -------------
TOTAL COMMON STOCKS                                                    98.4%
SHORT-TERM INVESTMENTS                                                  1.6%
                                                               -------------
TOTAL INVESTMENTS IN SECURITIES                                       100.0%
Other Assets less Liabilities                                           0.0%
                                                               -------------
NET ASSETS                                                            100.0%
                                                               =============

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 29, 2004 (UNAUDITED)

                                                         TOTAL RETURN           PURE AMERICAN          PURE FOREIGN
                                                             FUND                    FUND                  FUND
                                                         -------------          -------------          -------------
ASSETS
  Investments in securities, at cost                     $ 267,078,290          $   2,779,188          $   2,764,293
                                                         =============          =============          =============

  Investments in securities, at value                    $ 306,425,849          $   3,073,124          $   3,288,640
  Receivables:
    Dividends and interest                                     491,454                  5,375                  3,767
    Fund shares sold                                           142,457                     --                     --
  Other assets                                                  38,848                     --                    935
                                                         -------------          -------------          -------------
      Total Assets                                         307,098,608              3,078,499              3,293,342
                                                         -------------          -------------          -------------

LIABILITIES
  Accrued advisory fees (Note 3)                               246,637                  3,645                  3,905
  Accrued distribution fees (Note 4)                           182,669                     --                     --
  Accrued administration fees (Note 3)                          20,194                     --                     --
  Accrued transfer agent fees                                   38,472                     --                     --
  Other accrued expenses                                        58,343                     --                     --
                                                         -------------          -------------          -------------
    Total Liabilities                                          546,315                  3,645                  3,905
                                                         -------------          -------------          -------------

NET ASSETS                                               $ 306,552,293          $   3,074,854          $   3,289,437
                                                         =============          =============          =============

Number of shares issued and outstanding
  (unlimited shares authorized, $0.01 par value)            17,418,644                251,302                196,484
                                                         =============          =============          =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE                                              $       17.60          $       12.24          $       16.74
                                                         =============          =============          =============

COMPONENTS OF NET ASSETS
  Paid-in capital                                        $ 282,627,001          $   3,039,090          $   3,127,857
  Accumulated net investment income (loss)                     (48,748)                 3,809                (28,093)
  Accumulated net realized loss on investments             (15,373,519)              (261,981)              (334,674)
  Net unrealized appreciation on investments                39,347,559                293,936                524,347
                                                         -------------          -------------          -------------
    Net assets                                           $ 306,552,293          $   3,074,854          $   3,289,437
                                                         =============          =============          =============

                See accompanying Notes to Financial Statements.

------------------------------------------------------------------------- [LOGO]

PURISIMA FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 29, 2004 (UNAUDITED)

                                                                 TOTAL RETURN          PURE AMERICAN         PURE FOREIGN
                                                                     FUND                  FUND                  FUND
                                                                 ------------          ------------          ------------
INVESTMENT INCOME
  Income
     Dividends (net of foreign taxes witheld
        of $38,531, $0, and $254, respectively)                  $  2,002,345          $     26,430          $     18,831
     Interest                                                           4,996                    35                    55
                                                                 ------------          ------------          ------------
        Total income                                                2,007,341                26,465                18,886
                                                                 ------------          ------------          ------------

  Expenses
     Advisory fees                                                  1,370,889                22,657                22,314
     Distribution fees                                                342,722                    --                    --
     Administration fees                                              116,932                    --                    --
     Transfer agent fees                                               69,808                    --                    --
     Fund accounting fees                                              37,148                    --                    --
     Insurance expense                                                 29,217                    --                    --
     Custody fees                                                      24,632                    --                    --
     Registration fees                                                 23,935                    --                    --
     Reports to shareholders                                           17,452                    --                    --
     Legal fees                                                         9,972                    --                    --
     Audit fees                                                         9,473                    --                    --
     Trustee fees                                                       1,662                    --                    --
     Miscellaneous                                                      4,726                    --                    --
                                                                 ------------          ------------          ------------
        Total expenses                                              2,058,568                22,657                22,314
        Less: fees waived (Note 3)                                     (2,509)                   --                    --
                                                                 ------------          ------------          ------------
        Net expenses                                                2,056,059                22,657                22,314
                                                                 ------------          ------------          ------------

             Net investment income (loss)                             (48,718)                3,808                (3,428)
                                                                 ------------          ------------          ------------

CHANGE IN REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Net realized gain (loss) on investments:
    Securities                                                     (1,793,106)              (27,093)               31,001
    Options                                                               224                    --                    --
  Net unrealized appreciation on investments                       40,613,025               376,360               552,836
                                                                 ------------          ------------          ------------
    Net realized and unrealized gain on investments                38,820,143               349,267               583,837
                                                                 ------------          ------------          ------------

      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 38,771,425          $    353,075          $    580,409
                                                                 ============          ============          ============

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
TOTAL RETURN FUND

                                                              SIX MONTHS ENDED         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                       FEBRUARY 29, 2004*     AUGUST 31, 2003
                                                              ------------------     ---------------

OPERATIONS
  Net investment income (loss)                                  $     (48,718)         $   1,076,737
  Net realized gain (loss) on investments
    Securities                                                     (1,793,106)            (4,677,248)
    Options                                                               224                  4,958
  Net unrealized appreciation on investments                       40,613,025             27,195,122
                                                                -------------          -------------
    NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           38,771,425             23,599,569
                                                                -------------          -------------

DISTRIBUTION TO SHAREHOLDERS

  From net investment income                                       (1,073,580)              (649,922)
  From net realized gain                                                   --             (1,595,178)
                                                                -------------          -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS                            (1,073,580)            (2,245,100)
                                                                -------------          -------------
CAPITAL SHARE TRANSACTIONS

  Net increase in net assets derived from net change in
    outstanding shares (a)                                         24,718,207             41,210,454
                                                                -------------          -------------
    TOTAL INCREASE IN NET ASSETS                                   62,416,052             62,564,923

NET ASSETS

  Beginning of period                                             244,136,241            181,571,318
                                                                -------------          -------------
  END OF PERIOD                                                 $ 306,552,293          $ 244,136,241
                                                                =============          =============

Accumulated net investment income (loss)                        $     (48,748)         $   1,073,550
                                                                =============          =============

(a) A summary of capital share transactions is as follows:

                                                              SIX MONTHS ENDED                             YEAR ENDED
                                                             FEBRUARY 29, 2004*                         AUGUST 31, 2003
                                                    ----------------------------------          ----------------------------------
                                                       SHARES                VALUE                 SHARES                VALUE
                                                    ------------          ------------          ------------          ------------
Shares sold                                            2,705,891          $ 45,254,270             5,057,337          $ 68,171,437
Shares issued on reinvestment of distributions            62,124             1,035,611               167,234             2,202,476
Shares redeemed                                       (1,295,264)          (21,571,674)           (2,195,711)          (29,163,459)
                                                    ------------          ------------          ------------          ------------
Net increase                                           1,472,751          $ 24,718,207             3,028,860          $ 41,210,454
                                                    ============          ============          ============          ============

* Unaudited.

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
PURE AMERICAN FUND

                                                              SIX MONTHS ENDED      YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                      FEBRUARY 29, 2004*   AUGUST 31, 2003
                                                             ------------------   ---------------
OPERATIONS
  Net investment income                                         $     3,808          $    12,758
  Net realized loss on investments :
    Securities                                                      (27,093)            (209,661)
  Net unrealized appreciation on investments                        376,360              386,082
                                                                -----------          -----------
  Net increase in net assets resulting from operations              353,075              189,179
                                                                -----------          -----------

DISTRIBUTION TO SHAREHOLDERS
  From net investment income                                        (12,757)             (41,305)
                                                                -----------          -----------

CAPITAL SHARE TRANSACTIONS
   Net increase (decrease) in net assets derived from net
      change in outstanding shares (a)                              (84,143)              53,362
                                                                -----------          -----------

      Total increase in net assets                                  256,175              201,236

NET ASSETS
  Beginning of period                                             2,818,679            2,617,443
                                                                -----------          -----------
  End of period                                                 $ 3,074,854          $ 2,818,679
                                                                ===========          ===========

  Accumulated net investment income                             $     3,809          $    12,758
                                                                ===========          ===========

(a) A summary of capital share transactions is as follows:

                                                             SIX MONTHS ENDED                         YEAR ENDED
                                                            FEBRUARY 29, 2004*                      AUGUST 31, 2003
                                                       ----------------------------          ----------------------------
                                                        SHARES              VALUE              SHARES             VALUE
                                                       ---------          ---------          ---------          ---------
Shares sold                                               15,226          $ 172,486             67,395          $ 667,749
Shares issued on reinvestment of distributions             1,094             12,756              4,325             41,305
Shares redeemed                                          (22,553)          (269,385)           (70,463)          (655,692)
                                                       ---------          ---------          ---------          ---------
Net increase (decrease)                                   (6,233)         $ (84,143)             1,257          $  53,362
                                                       =========          =========          =========          =========

* Unaudited.

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
STATEMENT OF CHANGES IN NET ASSETS
PURE FOREIGN FUND

                                                                 SIX MONTHS ENDED       YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS FROM:                         FEBRUARY 29, 2004*    AUGUST 31, 2003
                                                                ------------------    ---------------
OPERATIONS
  Net investment income (loss)                                     $    (3,428)         $    58,412
  Net realized gain (loss) on investments:
    Securities                                                          31,001             (348,963)
  Net unrealized appreciation on investments                           552,836              488,304
                                                                   -----------          -----------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              580,409              197,753
                                                                   -----------          -----------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income                                           (79,025)            (122,709)
  From net realized gain                                                    --                   --
                                                                   -----------          -----------
    Total distributions to shareholders                                (79,025)            (122,709)
                                                                   -----------          -----------

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived from net
    change in outstanding shares (a)                                    62,527             (743,643)
                                                                   -----------          -----------

    Total increase (decrease) in net assets                            563,911             (668,599)

NET ASSETS
  Beginning of period                                                2,725,526            3,394,125
                                                                   -----------          -----------
  End of period                                                    $ 3,289,437          $ 2,725,526
                                                                   ===========          ===========

  Accumulated net investment income (loss)                         $   (28,093)         $    54,360
                                                                   ===========          ===========

(a) A summary of capital share transactions is as follows:

                                                               SIX MONTHS ENDED                            YEAR ENDED
                                                              FEBRUARY 29, 2004*                         AUGUST 31, 2003
                                                       --------------------------------          --------------------------------
                                                         SHARES                VALUE                SHARES               VALUE
                                                       -----------          -----------          -----------          -----------
Shares sold                                                 16,406          $   261,909               32,333          $   395,974
Shares issued on reinvestment of distributions               5,041               78,733               10,175              122,709
Shares redeemed                                            (18,240)            (278,115)            (108,954)          (1,262,326)
                                                       -----------          -----------          -----------          -----------
Net decrease                                                 3,207          $    62,527              (66,446)         $  (743,643)
                                                       ===========          ===========          ===========          ===========

* Unaudited.

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                                                      TOTAL RETURN FUND
                                                         ------------------------------------------------------------------------
                                                         SIX MONTHS ENDED                   YEAR ENDED AUGUST 31,
                                                             Feb. 29,      ------------------------------------------------------
                                                             2004++          2003        2002        2001       2000       1999
                                                             -------       -------     -------     -------     -------    -------
Net asset value, beginning of period                         $ 15.31       $ 14.06     $ 18.73     $ 19.65     $ 17.46    $ 12.47
                                                             -------       -------     -------     -------     -------    -------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                              0.00++        0.07        0.09        0.31 ^     (0.01)     (0.01)
      Net realized and unrealized gain (loss)
        on investments                                          2.36          1.34       (2.91)      (0.61)^      2.22       5.00
                                                             -------       -------     -------     -------     -------    -------
Total from investment operations                                2.36          1.41       (2.82)      (0.30)^      2.21       4.99
                                                             -------       -------     -------     -------     -------    -------

LESS DISTRIBUTIONS:
From net investment income                                     (0.07)        (0.05)      (0.19)         --       (0.02)        --
From net realized gain                                            --         (0.11)      (1.66)      (0.62)         --         --
                                                             -------       -------     -------     -------     -------    -------
Total distributions                                            (0.07)        (0.16)      (1.85)      (0.62)      (0.02)        --
                                                             -------       -------     -------     -------     -------    -------

Net asset value, end of period                               $ 17.60       $ 15.31     $ 14.06     $ 18.73     $ 19.65    $ 17.46
                                                             =======       =======     =======     =======     =======    =======

Total return                                                   15.41%**      10.22%     (16.72%)     (1.33%)     12.64%     40.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)                         $ 306.6       $ 244.1     $ 181.6     $  122.4     $  89.8    $ 53.2

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before fees waived and expenses absorbed or recouped      1.50%*        1.56%       1.61%+      1.66%+       1.62%     1.82%
      After fees waived and expenses absorbed or recouped       1.50%*        1.50%       1.60%+      1.55%+       1.50%     1.50%

RATIO OF NET INVESTMENT INCOME (LOSS)
      TO AVERAGE NET ASSETS #                                  (0.04%)*       0.55%       1.03%       1.68%      (0.04%)     0.00%

Portfolio turnover rate                                         5.74%**      12.57%      60.76%     105.90%      38.42%     12.72%

 * Annualized.
** Not annualized.
++ Amount represents less than $0.01 per share.
++ Unaudited.
#  Net of fees waived.
^  Calculations are based on average shares outstanding for the period.
+ With dividend expense on securities sold short, which was 0.10% for 2002 and 0.05% for 2001. Otherwise, ratio of net expenses to average net assets would be 1.50% for 2002 and 2001.

                See accompanying Notes to Financial Statements.

[LOGO] -------------------------------------------------------------------------

PURISIMA FUNDS
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

                                                                          PURE AMERICAN FUND
                                          ------------------------------------------------------------------------------------------
                                                                                                                       SEPTEMBER 29,
                                           SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,                     1998+ THROUGH
                                                FEB. 29,       ----------------------------------------------------       AUGUST 31,
                                                2004++         2003          2002           2001            2000           1999
                                                -------       -------       -------        -------         -------        -------
Net asset value, beginning of period            $ 10.94       $ 10.21       $ 12.45        $ 13.49         $ 13.00        $ 10.00
                                                -------       -------       -------        -------         -------        -------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income (loss)                 0.02          0.05          0.43         0.28 ^           (0.03)         (0.02)
      Net realized and unrealized gain
      (loss) on investments                        1.33          0.84         (2.07)       (0.02)^            0.52           3.02
                                                -------       -------       -------        -------         -------        -------
Total from investment operations                   1.35          0.89         (1.64)        0.26 ^            0.49           3.00
                                                -------       -------       -------        -------         -------        -------

LESS DISTRIBUTIONS:
      From net investment income                  (0.05)        (0.16)        (0.58)         (0.28)             --             --
      From net realized gain                         --            --         (0.02)         (1.02)          (0.00)++          --
                                                -------       -------       -------        -------         -------        -------
Total distributions                               (0.05)        (0.16)        (0.60)         (1.30)          (0.00)++          --
                                                -------       -------       -------        -------         -------        -------

Net asset value, end of period                  $ 12.24       $ 10.94       $ 10.21        $ 12.45         $ 13.49        $ 13.00
                                                =======       =======       =======        =======         =======        =======

Total return                                      12.35%**       8.91%      (13.90%)/1/    1.96%/1/           3.79%        30.00% **

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (millions)      $   3.1       $   2.8       $   2.6        $   4.5         $   1.1        $   1.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before fees waived                           1.50%*        1.50%         1.56%+         1.58%+          1.50%          1.50% *
      After fees waived                             n/a           n/a       1.19%+/1/      0.08%+/1/           n/a            n/a

RATIO OF NET INVESTMENT INCOME (LOSS)
       TO AVERAGE NET ASSETS                       0.25%*        0.52%         1.35%          4.09%          (0.13%)        (0.34%)*

Portfolio turnover rate                           20.72%**      31.47%        75.54%        265.29%          45.48%         29.73%**


  * Annualized.
 ** Not Annualized.
  + Commencement of operations. ++ Amount represents less than $0.01 per share.
 ++ Unaudited.
  ^ Calculations are based on average shares outstanding for the period.
/1/ The Adviser voluntarily waived all of its management fees for the period
    December 21, 2000 to December 1, 2001.
  + With dividend expense on securities sold short, which was 0.06% for 2002 and 0.08% for 2001.
    Otherwise, ratio of expenses (before fees waived) to average net assets would be 1.50% for 2002 and 2001.

                See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.


                                                                                 PURE FOREIGN FUND
                                              -------------------------------------------------------------------------------------
                                                                                                                      SEPTEMBER 29,
                                              SIX MONTHS                                                                  1998+
                                                ENDED                             YEAR ENDED AUGUST 31,                 THROUGH
                                               FEB. 29,        ---------------------------------------------------      AUGUST 31,
                                               2004++           2003          2002           2001           2000          1999
                                               -------         -------       -------        -------        -------       -------
Net asset value, beginning of period           $ 14.10         $ 13.07       $ 15.37        $ 16.39        $ 13.52       $ 10.00
                                               -------         -------       -------        -------        -------       -------

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.00++          0.28          0.84          0.33^           0.01          0.04
      Net realized and unrealized gain (loss)
        on investments                            3.07            1.21         (2.47)       (0.45)^           3.69          3.48
                                               -------         -------       -------        -------        -------       -------
Total from investment operations                  3.07            1.49         (1.63)       (0.12)^           3.70          3.52
                                               -------         -------       -------        -------        -------       -------

LESS DISTRIBUTIONS:
From net investment income                       (0.43)          (0.46)        (0.67)         (0.35)         (0.03)           --
From net realized gain                              --              --            --          (0.55)         (0.80)           --
                                               -------         -------       -------        -------        -------       -------
Total distributions                              (0.43)          (0.46)        (0.67)         (0.90)         (0.83)           --
                                               -------         -------       -------        -------        -------       -------

Net asset value, end of period                 $ 16.74         $ 14.10       $ 13.07        $ 15.37        $ 16.39       $ 13.52
                                               =======         =======       =======        =======        =======       =======

Total return                                     21.98%**        10.95%      (11.14%)/1/    (0.45%)1         28.04%        35.20%**

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period (millions)     $   3.3         $   2.7       $   3.4        $   8.9        $   2.8       $   0.3

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
      Before fees waived                          1.50%*          1.50%         1.55%+      1.58% +           1.50%         1.50%*
      After fees waived                            n/a             n/a          1.12%+      0.08% +            n/a           n/a

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS                            (0.23%)*         2.06%         4.02%          4.21%          0.26%         0.65%*

Portfolio turnover rate                          15.54%**        22.02%        69.59%        258.66%         51.60%         7.19%**

  * Annualized.
 ** Not Annualized.
  + Commencement of operations.
 ++ Unaudited.
 ++ Amount represents less than $0.01 per share.
  ^ Calculations are based on average shares outstanding for the period.
/1/ The Adviser voluntarily waived all of its management fees for the period
    December 21, 2000 to December 1, 2001.
  + With dividend expense on securities sold short, which was 0.05% for 2002 and 0.08% for 2001.
    Otherwise, ratio of expenses (before fees waived) to average net assets would be 1.50% for 2002 and 2001.

See accompanying Notes to Financial Statements.

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PURISIMA FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
FEBRUARY 29, 2004


NOTE 1 - ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware business trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The Trust consists of three diversified series (the "Funds"): Purisima Total Return Fund (the "Total Return Fund"), representing the initial series of the Trust which commenced operations on October 28, 1996, and Purisima Pure American Fund (the "Pure American Fund") and Purisima Pure Foreign Fund (the "Pure Foreign Fund") both of which commenced operations on September 29, 1998. Fisher Investments, Inc. (the "Adviser") serves as the investment adviser to the Funds.

The investment objectives of the Funds are as follows:

The Total Return Fund seeks to produce a high level of total return. It invests primarily in common stocks and other equity-type securities, or securities acquired primarily to produce income, or a combination of both depending on the assessment of market conditions.

The Pure American Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. The Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled in the United States.

The Pure Foreign Fund seeks to provide investors with a high level of total return. The Fund may emphasize investments in common stocks and other equity-type securities acquired primarily to produce income, or a combination of both, depending on the assessment of market conditions by the Fund's investment Adviser. Under normal market conditions, the Fund will concentrate its portfolio holdings to those securities issued by issuers domiciled outside of the United States.

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NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. Investments in securities traded on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price.

          Securities traded on an exchange or Nasdaq for which there have been no sales and other over-the-counter securities are valued at the closing bid. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee. Debt securities with remaining maturities of 60 days or less are valued at cost which, when combined with accrued interest, approximates market value. Discounts and Premiums on securities purchased are amortized over the lives of the respective securities using the straight-line method.

     B. Federal Income and Excise Taxes. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their income to its shareholders. Therefore, no federal income or excise tax provision is required.

          The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulation that exist in the markets in which they invest.

          As of August 31, 2003, the Total Return Fund has a capital loss carryforward available to offset future capital gains, if any, of $11,619,847, all of which expires in 2011. The Pure American Fund has a capital loss carryforward available to offset future capital gains, if any, of $31,418, of which $19,013 expires in 2011 and $12,405 expires in 2010, and the Pure Foreign Fund has a capital loss carryforward available to offset future capital gains, if any, of $144,958, of which $770 expires in 2010 and $144,188 expires in 2011.
          In addition, the Total Return Fund, Pure American Fund and Pure Foreign Fund had net realized capital losses of $1,782,053, $184,040 and $218,152, respectively, during the period November 1, 2002 through August 31, 2003,

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          which are treated for federal income tax purposes as arising during the Funds' tax year ending August 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders.

     C. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the bases of identified costs.

     D. Use of Estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

     E. Concentration of Risk. Investments in securities of non-U.S. issues in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

     F. Options. Options purchased are recorded as investments; options written (sold) are accounted for as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option result in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked to market to reflect the current value of the option. At August 31, 2003, the Trust had no options outstanding.

     G. Securities Sold Short. To the extent the Funds engage in selling securities short, they are obligated to replace a security borrowed by purchasing the same security at the current market value. The Funds would incur a loss if the price of the security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds would realize a gain if the price of the security declines between those dates.

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          The Funds are required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Funds must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Total Return Fund (the "Fund") has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is also initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. For the six months ended February 29, 2004, the Adviser waived fees of $2,509.

At February 29, 2004, the cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $246,209. The Adviser may recapture $102,939 no later than August 31, 2004, $11,042 no later than August 31, 2005, $129,719 no later than August 31, 2006 and $2,509 no later than August 31, 2007.

The Pure American and Pure Foreign Funds have a Comprehensive Management Agreement with the Adviser to provide advisory and other ordinary services, including administration, transfer agency, custody and auditing services. For providing these services, the Pure American and Pure Foreign Funds each pay the Adviser a monthly fee at the annual rate of 1.50% of the respective Funds' average daily net assets. This comprehensive fee arrangement requires the Adviser to absorb and pay out of its own

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resources all operating expenses of the Pure American and Pure Foreign Funds.

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds' expense accruals.

For its services, the Administrator receives a monthly fee based on the value of the total average net assets of the Trust at an annual rate of 0.10% of the first $200 million of such net assets, 0.05% of the next $300 million, and 0.03% thereafter, subject to a minimum fee of $40,000 per Fund.

NOTE 4 - SERVICE AND DISTRIBUTION PLAN

The Trust has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Total Return Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of the Fund. The fee accrues at an annual rate not to exceed 0.25% of the Fund's average daily net assets. For the six months ended February 29, 2004, the Fund incurred $342,722 in distribution fees. Purisima Securities LLC ("Purisima Securities"), an affiliate of the Adviser, serves as distributor of the Funds pursuant to a Distribution Agreement with the Trust.

NOTE 5 - INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 29, 2004, were as follows:

                    Fund                  Purchases                     Sales
                    ----                  ---------                     -----
             Total Return Fund           $38,043,946                $15,548,794
             Pure American Fund              615,501                    725,948
             Pure Foreign Fund               454,965                    485,155

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At February 29, 2004, the basis of investments for federal income tax purposes was as follows:

                                              Total Return           Pure American           Pure Foreign
                                          -------------------------------------------------------------------
Cost of investments for tax purposes              $267,246,631                $2,789,741          $2,766,859
                                          -------------------------------------------------------------------
Gross tax unrealized appreciation                  $47,531,158                  $371,867            $574,791
Gross tax unrealized depreciation                 ($8,351,940)                 ($88,484)           ($53,010)
                                          -------------------------------------------------------------------
Net tax unrealized appreciation                    $39,179,218                  $283,383            $521,781
                                          ===================================================================

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OTHER INFORMATION -  TRUSTEES AND OFFICER INFORMATION
(Unaudited)




                                Position(s)
                                   Held        Year
  Name, Address, Age            with Trust   Elected/1/
==========================================================
Kenneth L. Fisher* (54)        President      1996
Fisher Investments, Inc.       and Trustee
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Sherrilyn A. Fisher* (55)      Secretary      1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
David Ruiz, CPA*  (39)         Treasurer      2003
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Pierson E. Clair III (56)      Trustee        1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Bryan F. Morse (52)            Trustee        1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Grover T. Wickersham (55)      Trustee        1996
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Scott LeFevre (47)             Trustee        2001
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062

----------------------------------------------------------
Alfred D. McKelvy, Jr. (55)    Trustee        2003
Fisher Investments, Inc.
13100 Skyline Blvd.
Woodside, CA 94062:

----------------------------------------------------------


--------
/1/ Trustees and officers of the Funds serve until their resignation, removal or retirement.

*   "Interested person" of the Trust, as defined in the 1940 Act.

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                                                 Number of
                                                Portfolios
                                                  in Fund        Other
                                                  Complex       Director-
                Principal                       Overseen by      ships
    Occupation(s) During Past Five Years          Director        Held
==========================================================================
Chief Executive Officer and majority                 3            None
shareholder of the Adviser, and has served in such capacities since the incorporation of the Adviser in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1978.

--------------------------------------------------------------------------
Senior Vice President and Corporate                 N/A           None
Secretary of the Adviser. Ms. Fisher has been employed by the Adviser since 1986.

--------------------------------------------------------------------------
Controller of the Advisor since July of             N/A           None
2001. Prior thereto, Consultant for Agilent
Technologies in the first half of 2001,
Controller for Secure.com (internet related products) in 2000 and Chief Financial
Officer of Nomura Asset Capital Services in 1998 and 1999.

--------------------------------------------------------------------------
President and Chief Executive Officer of             3         Signature
Brown & Haley since 1998 (fine                                Foods, Inc.
confectioners); Vice President of Blummer
Chocolate Company from 1980 to 1997, where he had been employed since 1970.

--------------------------------------------------------------------------
Sole proprietor of Bryan F. Morse, RIA, a            3            None
registered investment adviser since 1990.


--------------------------------------------------------------------------
Attorney in private practice in Palo Alto,           3            None
California. Prior to entering private
practice in June of 1981, served as a Branch
Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.

--------------------------------------------------------------------------
Sole proprietor of LeFevre Capital                   3            None
Management.

--------------------------------------------------------------------------
Executive Director of the law firm of                3           Diablo
Berding & Weil, LLP since 1990.                                  Valley
                                                               Bank; East
                                                               Bay BOMA.
--------------------------------------------------------------------------

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PRIVACY NOTICE

Fisher Investments, Inc. and The Purisima Funds collect nonpublic information about you from the following sources:

     o    Information we receive about you on applications or other forms;

     o    Information you give us orally; and

     o    Information about your transactions with us or others.

We do not disclose any nonpublic personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquires from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.
------------------

(a) (1) Code of ethics. Incorporate by reference to previous Form N-CSR filing.

    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) The Purisima Funds
                      -------------------------------------
         By (Signature and Title)   /s/ KENNETH L. FISHER
                                    -------------------------------
                                    Kenneth L. Fisher, President

         Date May 5, 2004
              -----------------------------------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ KENNETH L. FISHER
                                    -------------------------------
                                    Kenneth L. Fisher, President

         Date May 5, 2004
              -----------------------------------------------------

         By (Signature and Title)*  /s/ DAVID RUIZ
                                    -------------------------------
                                    David Ruiz, Treasurer

         Date May 5, 2004
              -----------------------------------------------------

* Print the name and title of each signing officer under his or her signature.